Balance Sheet Components - Narrative (Details) $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Materials and supplies expense												$ 1,900	$ 0
Implementation cost capitalized		$ 500				$ 0						500	0
Depreciation and amortization	$ 1,805				$ 1,408					$ 2,926	$ 4,424	6,008	2,323	$ 625
Impairment expense		$ 14,415	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0			14,415	$ 0	0
Area of land | a						430							430
Construction In Progress And Machinery And Equipment
Property, Plant and Equipment [Line Items]
Tangible asset impairment charges												$ 2,000
Impairment expense													$ 0	$ 0